Discontinued operations	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations

Note 6 — Discontinued operations

On August 11, 2023, the Company discontinued its SaaS services in the Mainland of China. On August 11, 2023, Infobird Co., Ltd, a Cayman Island exempted company (the “Company”), entered into an equity transfer agreement (the “Agreement”) with CRservices Limited (“CRservices”), a Mahé Island limited company and a shareholder of the Company, pursuant to which, the Company agreed to sell all the issued shares of Infobird HK, a limited company incorporated under the laws of Hong Kong and a wholly owned subsidiary of the Company, for a consideration of HK$10,000. On the same day, the Company discontinued its SaaS services in the Mainland of China.

As a result, the result of operations for the Company’s Mainland SaaS services business are reported as discontinued operations under the guidance of ASC 205.

Reconciliation of the amounts of major classes of income and losses from discontinued operations in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2025, 2024 and 2023.

	For the Year Ended
	December 31,	December 31,	December 31,
	2025	2024	2023

REVENUES	$—	$—	$2,589,823
COST OF REVENUES	—	—	1,603,887

GROSS PROFIT	—	—	985,936

OPERATING EXPENSES:
Selling	—	—	607,424
General and administrative	—	—	954,576
Research and development	—	—	922,343
Long-live assets impairment	—	—	2,602,589
Total operating expenses	—	—	5,086,932

LOSS FROM OPERATIONS	—	—	(4,100,996)

OTHER INCOME (EXPENSE)
Interest income	—	—	1,296
Interest expense	—	—	(33,682)
Other expense, net	—	—	(154,275)
Total other expense, net	—	—	(186,661)

LOSS FROM DISCONTINUED OPERATIONS BEFORE INCOME TAXES	—	—	(4,287,657)

GAIN ON THE SALE OF DISCONTINUED OPERATIONS BEFORE INCOME TAXES	—	—	22,858,286

TOTAL INCOME FROM DISCONTINUED OPERATIONS BEFORE INCOME TAXES	—	—	18,570,629

INCOME TAX EXPENSE	—	—	—

INCOME FROM DISCONTINUED OPERATIONS, NET OF TAX	—	—	18,570,629